Angel Oak Financials Income Fund
Schedule of Investments
October 31, 2021 (Unaudited)	Principal
	Amount	Value
Collateralized Debt Obligations ― 4.07%
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 1.481% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)(c)	$1,499,495	$1,491,998
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 4.161% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(c)	1,000,000	965,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 1.891% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)(c)	1,932,051	1,917,560
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.581% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(c)	2,000,000	1,990,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $6,391,354)		$6,364,558

Common Stocks ― 3.63%	Shares
Financial ― 3.63%
AmeriServ Financial, Inc.	89,766	358,166
Arrow Financial Corp.	13,905	498,494
Berkshire Hills Bancorp, Inc.	17,000	461,550
Central Valley Community Bancorp	19,000	405,270
City Holding Co.	5,500	437,690
Community Financial Corp.	13,000	495,560
Eagle Bancorp Montana, Inc.	14,400	324,000
Financial Institutions, Inc.	16,594	529,681
First United Corp.	18,545	350,130
Greene County Bancorp, Inc.	22,248	757,322
Hingham Institution for Savings	1,600	577,984
Sterling Bancorp, Inc. (d)	87,800	474,998
TOTAL COMMON STOCKS (Cost ― $4,746,926)		$5,670,845

	Principal
Corporate Obligations ― 83.98%	Amount	Value
Financial ― 83.98%
A10 Capital LLC, 5.875%, 8/17/2026 (b)	$1,000,000	1,006,763
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)	1,000,000	1,035,220
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (a)(b)	1,000,000	1,017,042
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (b)	1,500,000	1,536,561
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)	2,500,000	2,454,818
B. Riley Financial, Inc., 5.500%, 3/31/2026 (e)	1,000,000	1,095,600
Banc of California, Inc., 5.250%, 4/15/2025	500,000	523,736
BankFinancial Corp., 3.750% (SOFR + 2.990%), 5/15/2031 (a)(b)	2,000,000	1,977,162
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (a)(b)	2,000,000	1,973,915
Beal Trust I, 3.779%, (6 Month LIBOR USD + 3.625%) (a)(c)(f)(g)	2,000,000	1,666,820
Business Development Corp. of America, 4.750%, 12/30/2022 (b)	2,000,000	2,058,929
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (a)	1,000,000	1,066,178
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)	2,500,000	2,638,746
Central Pacific Financial Corp., 4.750% (SOFR + 4.560%), 11/1/2030 (a)	1,000,000	1,052,201
Clear Street Holdings LLC, 5.875%, 5/15/2026 (b)	2,000,000	2,012,027
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (a)	1,950,000	1,998,677
Cowen, Inc., 7.250%, 5/6/2024 (b)	1,000,000	1,073,875
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (a)(b)	1,000,000	1,103,683
Dickinson Financial Corp., 4.250% (SOFR + 4.030%), 11/15/2030 (a)(b)	1,250,000	1,241,859
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (a)	650,000	651,061
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)	1,000,000	1,126,562
FedNat Holding Co., 7.750%, 3/15/2029	2,500,000	2,675,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)	2,000,000	2,115,249
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	3,000,000	3,046,109
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)	1,500,000	1,624,839
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)	2,500,000	2,843,920
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)	3,000,000	3,050,992
First Financial Bancorp, 5.250% (SOFR + 5.090%), 5/15/2030 (a)	1,000,000	1,066,803
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (a)(b)	1,000,000	983,184
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)	1,500,000	1,487,989
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(b)	2,000,000	2,139,104
FS Bancorp, Inc., 3.750% (SOFR + 3.370%), 2/15/2031 (a)	1,000,000	1,018,899
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(b)	3,000,000	3,151,812
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (b)	1,504,701	1,586,767
Homestreet, Inc., 6.500%, 6/1/2026	3,000,000	3,228,653
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (a)	1,000,000	1,097,808
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(b)	750,000	804,723
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (a)	1,750,000	1,778,001
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (a)	2,500,000	2,523,197
Jamesmark Bancshares, Inc., 3.750% (SOFR + 3.050%), 10/1/2031 (a)(b)(c)	850,000	843,938
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	1,000,000	1,005,021
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,350,000	4,284,378
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (a)	1,000,000	1,048,832
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	1,000,000	1,016,140
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)	500,000	503,280
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)	3,500,000	3,415,802
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,200,000	1,211,076
Midwest Bankcentre, Inc., 3.625% (SOFR + 2.950%), 6/15/2031 (a)(b)	1,500,000	1,475,385
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)	1,000,000	1,016,947
Narragansett Financial Corp., 3.875% (SOFR + 3.190%), 5/15/2031 (a)(b)	2,000,000	2,002,433
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	2,000,000	2,035,933
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)	2,000,000	2,153,821
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(b)	1,750,000	1,811,119
NexBank Capital, Inc., 4.000% (SOFR + 3.390%), 8/15/2031 (a)(b)	3,000,000	2,953,079
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(b)	1,000,000	1,022,998
Oakstar Bancshares, Inc., 4.250% (SOFR + 3.516%), 4/15/2031 (a)(b)	1,000,000	1,007,905
Olney Bancshares of Texas, Inc., 4.000% (SOFR + 3.320%), 3/15/2031 (a)(b)	1,250,000	1,239,163
Pacific Continental Corp., 4.847% (3 Month LIBOR USD + 4.715%), 6/30/2026 (a)	1,500,000	1,500,530
Pacific Western Bank, 3.250% (SOFR + 2.520%), 5/1/2031 (a)	2,000,000	2,016,228
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (a)	2,250,000	2,283,044
Peapack-Gladstone Financial Corp., 3.500% (SOFR + 3.260%), 12/30/2030 (a)	1,500,000	1,506,091
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (a)	1,500,000	1,530,783
Primis Financial Corp., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	1,004,954
RBB Bancorp, 4.000% (SOFR + 3.290%), 4/1/2031 (a)	3,000,000	3,031,545
Ready Capital Corp., 5.750%, 2/15/2026 (e)	1,000,000	1,020,800
River Financial Corp., 4.000% (SOFR + 3.420%), 3/15/2031 (a)(b)	1,000,000	1,021,479
Sandy Spring Bancorp, Inc., 4.250% (SOFR + 2.882%), 11/15/2029 (a)	1,250,000	1,284,419
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)	1,250,000	1,289,916
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (a)	1,800,000	1,869,169
Sterling Bancorp, 3.875% (SOFR + 3.690%), 11/1/2030 (a)	2,000,000	2,066,356
Sterling Bancorp, Inc., 5.944% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,000,000	2,001,100
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	2,000,000	2,035,154
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)	2,000,000	1,966,535
Trustmark Corp., 3.625% (SOFR + 3.387%), 12/1/2030 (a)	2,000,000	2,048,204
United Insurance Holdings Corp., 6.250%, 12/15/2027	2,000,000	2,104,745
Western Alliance Bancorp, 3.000% (SOFR + 2.250%), 6/15/2031 (a)	2,000,000	2,043,247
Zais Group LLC, 7.000%, 11/15/2023 (b)	1,060,000	1,072,117
TOTAL CORPORATE OBLIGATIONS - (Cost ― $129,507,098)		$131,278,150

Preferred Stocks ― 1.44%	Shares
Financial ― 1.44%
First Guaranty Bancshares, Inc., 6.750%	40,000	1,080,800
TriState Capital Holdings, Inc., 6.375% (3 Month LIBOR USD + 4.088%) (a)	43,321	1,167,501
TOTAL PREFERRED STOCKS (Cost ― $2,145,025)		$2,248,301

Short-Term Investments ― 5.40%
Money Market Funds ― 5.40%
First American Government Obligations Fund, Class U, 0.026% (h)	8,442,285	8,442,285
TOTAL SHORT- TERM INVESTMENTS (Cost ― $8,442,285)		$8,442,285
TOTAL INVESTMENTS ― 98.52% (Cost ― $151,232,688)		$154,004,139
Other Assets in Excess of Liabilities ― 1.48%		2,314,106
NET ASSETS ― 100.00%		$156,318,245

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate

(a)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2021.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $71,032,077 or 45.44% of net assets.

(c)	Illiquid security. At October 31, 2021, the value of these securities amounted to $8,875,316 or 5.68% of net assets.
(d)	Non-income producing security.
(e)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(f)	As of October 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $1,666,820 or 1.07% of net assets.
(g)
Security issued as a “Trust Preferred Security”, with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.

(h)	Rate disclosed is the seven-day yield as of October 31, 2021.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$ -	$ 6,364,558	$ -	$ 6,364,558
Common Stocks	5,670,845	-	-	5,670,845
Corporate Obligations	-	129,611,330	1,666,820	131,278,150
Preferred Stocks	1,167,501	1,080,800	-	2,248,301
Short-Term Investments	8,442,285	-	-	8,442,285
Total	$ 15,280,631	$ 137,056,688	$ 1,666,820	$ 154,004,139

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2021
Corporate Obligations	$ 1,685,523	$ -	$ -	$ (18,703)	$ -	$ -	$ -	$ -	$ 1,666,820

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2021, is ($18,703).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$ 1,666,820	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$833.41

*Table presents information for one security, which is valued at $833.41 as of October 31, 2021.